Offerings - Offering: 1	Mar. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	9,518,414
Maximum Aggregate Offering Price	$ 181,529,028.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,069.16
Offering Note	(1) In accordance with Rule 457(f) under the Securities Act of 1933, as amended (the "Securities Act"), the proposed maximum aggregate value of the transaction estimated solely for the purposes of calculating the filing fee was calculated based on the net asset value per share of Alternative Credit Income Fund ("ACIF") on March 20, 2026 and the number of shares outstanding of ACIF as of March 20, 2026. (2) In accordance with Rule 457(o) under the Securities Act, the filing fee was determined as the product of the maximum aggregate value of the transaction as calculated in note (1) above multiplied by the filing fee rate of $138.10 per million dollars.